Losses and Loss Expenses - Components of Loss Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unpaid losses and loss expenses are comprised of:
Reserve for reported losses and loss expenses	$ 8,149,501	$ 7,976,120
Reserve for losses incurred but not reported	12,331,564	12,508,001
Unpaid losses and loss expenses at end of year	$ 20,481,065	$ 20,484,121	$ 20,613,901	$ 20,531,607